Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Income Taxes [Line Items]
Effective Income Tax Rate	16.50%	16.50%		16.50%
Percentage Of Tax Exemption		50.00%	50.00%
Income Tax Examination, Penalties and Interest Accrued		$ 1,409
Broadway Industries Thailand Co [Member]
Income Taxes [Line Items]
Effective Income Tax Rate		23.00%
Maximum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate		33.00%
Minimum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate		25.00%